Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Equity
General
Pursuant to the terms of the Fifth Operating Agreement, the Company may issue up to 400.0 million shares, 350.0 million of which are currently designated as Class A, C, I, P-A, P-D, P-S, P-T, P-I shares, and Earnout Shares (collectively, common shares), and 50.0 million of which are designated as preferred shares. Except as described below, each class of common shares has the same voting rights and rights to participate in distributions payable by the Company.
In connection with the Acquisition, the Company issued 13.1 million Earnout Shares to Group LLC pursuant to a certificate of share designation of Class EO common shares as amended and restated in February 2024 (the “Amended and Restated Certificate of Designation”). The amendment modified provisions governing the allocation of net capital gains in connection with an actual or hypothetical sale of all or substantially all of the Company’s assets. The Earnout Shares consist of three series, designated as 4.4 million Tranche 1 Earnout Shares, 4.4 million Tranche 2 Earnout Shares, and 4.4 million Tranche 3 Earnout Shares. Prior to achieving applicable benchmark targets or the occurrence of certain liquidity events, the Earnout Shares have no voting rights and do not participate in, or accrue, distributions. Upon the achievement of the applicable benchmark or upon the occurrence of certain liquidity events, each series of Earnout Shares may become Participating Earnout Shares, at which time, such shares will have equivalent economic rights to vote together as a single class and participate on a pari passu basis in distributions with the Company’s Class P-I shares subject to the terms of the Amended and Restated Certificate of
Designation and the Fifth Operating Agreement. As of December 31, 2025, certain Earnout Shares have earned participating status as discussed in Earnout Shares below.
In connection with the Acquisition, Group LLC received consideration of 24.4 million Class P-I shares and 13.1 million Earnout Shares. See Earnout Shares below for the definition and additional information on the Contribution Agreement.
The Fifth Operating Agreement authorizes the Company’s Board, without member approval, to increase the number of authorized shares, to classify or reclassify authorized but unissued shares into one or more classes or series with such rights and preferences as determined by the Board, and to issue additional shares of any class or series on terms established by the Board. The Company may also issue additional limited liability company interests with rights, preferences, and privileges that differ from, and may be senior to, those of the common shares.
Share Repurchase Program
Prior to the suspension of the Company’s share repurchase program (“SRP”) in 2023, the Company allowed quarterly repurchases of shares of any class at a price equal to the applicable monthly share value (“MSV”). Repurchases were subject to numerous restrictions, the availability of funds, the terms of the SRP, and a holding period and were conducted at the sole discretion of the Board of Directors. The Board of Directors has the authority to modify, suspend, or terminate the SRP if it determines such action to be in the best interest of the Company and its shareholders or in response to changes in law or regulation. On September 23, 2023, the Board of Directors approved the suspension of the SRP effective immediately, except for repurchase requests made in connection with the death, qualifying disability, or determination of incompetence of a shareholder. As a result of the suspension, the Company will not accept or process additional repurchase requests, except as noted above, unless and until the Board authorizes a recommencement of the SRP, and no assurance can be given as to whether, when, or on what terms such recommencement may occur.
The quarterly share repurchases limits for the SRP are set forth below:

Quarter Ending	Share Repurchase Limit(s)
September 30, 2021, and each quarter thereafter	During any 12-month period, 20.00% of the weighted average number of outstanding shares
During any fiscal quarter, 5.00% of the weighted average number of shares outstanding in the prior four fiscal quarters
The Company has received an order from the SEC under Rule 102(a) of Regulation M under the Exchange Act in connection with the SRP. In addition, the SRP is substantially similar to repurchase programs for which the SEC has indicated it would not recommend enforcement action under Rule 13e-4 and Regulation 14E under the Exchange Act.
Distribution Reinvestment Plan
The Company suspended shareholder distributions effective immediately after the May 1, 2024 distribution payment and, in connection therewith, suspended the distribution reinvestment plan (“DRP”). As a result, shareholders may not purchase additional shares under the DRP unless and until the Board authorizes the recommencement of distributions and the DRP, and no assurance can be given as to whether, when, or on what terms such recommencement may occur. Pursuant to the DRP, shareholders could elect to reinvest distributions by purchasing additional shares. As of January 17, 2024, the Company ceased offering shares under the prior registration statement and, pursuant to a new registration statement on Form S-3 (File No. 333-276532), offered up to $20.0 million of Class A, C, and I shares to existing shareholders under the Third Amended and Restated DRP. No dealer manager fees, selling commissions, or other sales charges were paid in connection with shares issued under the DRP, except for Class C, P-S, and P-T shares. The Board has the authority to amend, suspend, or terminate the DRP in its discretion to be in the best interests of the Company. A participant may terminate the election to participate in the DRP by written notice to the plan administrator.
Before the suspension of the distributions in 2024, the Company issued 3.4 million Class A shares, 0.6 million Class C shares, 1.7 million Class I shares, 0.1 million Class P-A shares, 3.2 million Class P-I shares, 4.2 thousand Class P-D shares, 1.8 million Class P-S shares, and 16.4 thousand Class P-T shares for a total of 10.8 million aggregate shares under the DRP in 2024.
Liquidation Performance Unit
In connection with the Acquisition, the Company issued a Liquidation Performance Unit (“LPU”) to the LPU Holder to replace a previously issued Special Unit, which was contributed by Group LLC immediately prior to, and cancelled in connection with, the Acquisition. The LPU Holder, a wholly owned subsidiary of Group LLC formed solely to hold the LPU, is entitled to a Liquidation Performance Participation Distribution upon the occurrence of either an initial public offering of GREC (the “Listing”) or a liquidation of the Company. Upon a liquidation, the Liquidation Performance Participation Distribution equals 20% of net proceeds remaining after distributions to other members. Upon a Listing, the distribution equals 20% of any premium received in connection with the Listing and is payable through conversion of the LPU into newly issued Class P-I shares based on the Class P-I share value as of the first month-end following the 30th trading day after the IPO. As none of the triggering events were considered probable, no liability related to the LPU was recognized as of December 31, 2025 and 2024.
In addition, certain employees received profits interest units from the LPU Holder in exchange for employment services. As the LPU Holder has no other assets or operations, any distribution to employees would be economically equivalent to the Liquidation Performance Participation Distribution. The Company determined these profits interest units do not represent a substantive class of Company equity and accounts for any potential distribution as a payable under ASC 710. As no triggering events were considered probable, no liability or compensation expense was recognized for the years ended December 31, 2025 and 2024.
Earnout Shares
In connection with the Acquisition, Group LLC received 24.4 million Class P-I common shares, par value $0.001 per share (the “Class P-I shares”), and 13.1 million of the common shares of the Company designated as Earnout Shares, par value $0.001 per share. The Earnout Shares were part of the purchase consideration and were classified as contingent consideration liabilities until they reached the status of Participating Earnout Shares at which point they were reclassified to Common and Redeemable common shares, par value and Additional paid-in capital. As of December 31, 2025 and 2024, the fair value of the contingent consideration liability related to the Earnout Shares not yet participating was nil and $0.3 million, respectively on the Consolidated Balance Sheets. Changes in fair value of the contingent consideration related to the Earnout Shares are recorded in Change in fair value of contingent consideration in the Consolidated Statements of Operations.
As of December 31, 2025, none of the Company’s preferred shares were issued and outstanding.
The following table is a summary of the shares issued, participating and repurchased during the period and outstanding as of December 31, 2025 and 2024:

(in thousands)	Class A	Class C	Class I	Class P-A	Class P-I	Class P-D	Class P-S	Class P-T	Class EO	Total
Shares outstanding as of December 31, 2023	15,809	2,706	6,533	850	124,039	192	44,514	249	3,730	198,622
Shares issued through reinvestment of distributions	140	33	84	13	390	1	204	3	—	868
Shares repurchased	(70)	(19)	(51)	(3)	(561)	—	(83)	—	(57)	(844)
Shares transferred	—	—	—	—	121	—	(121)	—	—	—
Other capital activity	—	—	—	—	357	—	—	—	323	680
Shares outstanding as of December 31, 2024	15,879	2,720	6,566	860	124,346	193	44,514	252	3,996	199,326
Shares repurchased	(195)	(11)	(21)	—	(158)	—	(36)	—	—	(421)
Shares transferred	—	—	—	—	446	—	(452)	—	—	(6)
Other capital activity	—	—	—	—	480	—	—	—	—	480
Shares outstanding as of December 31, 2025	15,684	2,709	6,545	860	125,114	193	44,026	252	3,996	199,379
Distributions
The Company suspended the shareholder distributions after the distribution payment on May 1, 2024. Below are the distributions calculated for shareholders of record based upon distribution period and class of share prior to the suspension in May 2024.

		Class of Share
Distribution Period		A	C	I	P-A	P-I	P-D	P-T	P-S	EO
1-Dec-20	30-Jun-23	$0.00152	$0.00149	$0.00152	$0.00152	$0.00158	$0.00158	$0.00158	$0.00158	$—
1-Jul-23	1-May-24	$0.00152	$0.00149	$0.00152	$0.00152	$0.00158	$0.00158	$0.00158	$0.00158	$0.00158
The following table reflects the distributions declared and paid before the suspension effective on May 1, 2024 for the year ended December 31, 2024:

(in thousands)
Declared Date	Pay Date	Paid in Cash	Value of Shares Issued under DRP	Total
January 31, 2024	February 1, 2024	$7,610	$1,787	$9,397
February 29, 2024	March 1, 2024	7,145	1,691	8,836
March 30, 2024	April 1, 2024	7,607	1,821	9,428
April 30, 2024	May 1, 2024	7,373	1,757	9,130
Total		$29,735	$7,056	$36,791
The following table reflects the distributions declared and paid for the year ended December 31, 2023:

(in thousands)
Declared Date	Pay Date	Paid in Cash	Value of Shares Issued under DRP	Total
January 31, 2024	February 1, 2023	$7,386	$1,975	$9,361
February 28, 2023	March 1, 2023	6,679	1,777	8,456
March 30, 2023	March 31, 2023	7,420	1,942	9,362
April 30, 2023	May 1, 2023	7,114	1,888	9,002
May 31, 2023	June 1, 2023	7,373	1,934	9,307
June 30, 2023	July 3, 2023	7,145	1,871	9,016
July 30, 2023	August 1, 2023	7,232	1,926	9,158
August 31, 2023	September 1, 2023	7,226	1,935	9,161
September 30, 2023	October 2, 2023	7,003	1,872	8,875
October 31, 2023	November 2, 2023	7,352	1,841	9,193
November 30, 2023	December 1, 2023	7,964	1,746	9,710
December 31, 2023	January 2, 2024	7,606	1,786	9,392
Total		$87,500	$22,493	$109,993
All distributions paid for the years ended December 31, 2024 and 2023 were reported as a return of capital to members for tax reporting purposes.
Note 14. Equity
The following table is a summary of the shares issued, participating and repurchased for each class during the period and outstanding as of June 30, 2026:

(in thousands)	Class A	Class C	Class I	Class P-A	Class P-I	Class P-D	Class P-S	Class P-T	Class EO	Total
Shares outstanding as of December 31, 2025	15,684	2,709	6,545	860	125,114	193	44,026	252	3,996	199,379
Shares repurchased during the period	(38)	—	(4)	—	(11)	—	—	—	—	(53)
Shares transferred during the period	—	—	—	—	17	—	(17)	—	—	—
Other capital activity	—	—	—	—	5	—	—	—	—	5
Shares outstanding as of March 31, 2026	15,646	2,709	6,541	860	125,125	193	44,009	252	3,996	199,331
Shares issued through reinvestment of distributions during the period	—	—	—	—	—	—	—	—	—	—
Shares repurchased during the period	(38)	—	(3)	—	(11)	—	—	—	—	(52)
Shares transferred during the period	—	—	—	—	31	—	(31)	—	—	—
Other capital activity	—	—	—	—	5	—	—	—	—	5
Shares outstanding as of June 30, 2026	15,608	2,709	6,538	860	125,150	193	43,978	252	3,996	199,284
As of June 30, 2026, none of the Company’s preferred shares were issued and outstanding.